Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate	£ (688)	£ (1,024)
Proceeds from associates' share buy-backs		23
Non-current assets for operations	127,088	27,414
Current assets	13,966	12,359
Non-current liabilities	(64,468)	(19,511)
Current liabilities	(15,605)	(11,856)
Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	13,592
Dividends paid by the associate	(477)	(773)
Reclassification of Reynolds American Inc. (RAI)			£ 601
Investments in associates and joint ventures		13,592
Non-current assets for operations		34,046
Current assets		3,480
Non-current liabilities		(20,089)
Current liabilities		(3,845)
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	4,663
Dividends paid by the associate	(204)	(245)
Investments in associates and joint ventures	5,141	4,663
Non-current assets for operations	3,738	3,730
Current assets	3,089	2,834
Non-current liabilities	(240)	(258)
Current liabilities	(1,446)	(1,643)
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	9,507	6,938
Total comprehensive income (note 5)	23,316	3,662
Dividends paid by the associate	(688)	(1,024)
Proceeds from associates' share buy-backs		(24)
Additions	13
Reclassification of Reynolds American Inc. (RAI)	(30,521)
Other equity movements	(50)	(45)
Investments in associates and joint ventures	1,577	9,507	£ 6,938
Non-current assets for operations	1,127	17,831
Current assets	1,019	2,439
Non-current liabilities	(67)	(8,552)
Current liabilities	(502)	(2,211)
Associates And Joint Ventures | Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	8,051
Reclassification of Reynolds American Inc. (RAI)	(30,521)
Investments in associates and joint ventures		8,051
Associates And Joint Ventures | ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,394
Investments in associates and joint ventures	1,527	1,394
Associates And Joint Ventures | Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	17
Investments in associates and joint ventures	18	17
Associates And Joint Ventures | Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	45
Investments in associates and joint ventures	£ 32	£ 45